Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property, plant and equipment, net
	Computers and electronic equipment	Furniture and equipment	Vehicles	Leasehold Improvements	Right of use assets *	Total
Cost:

As of January 1, 2021	3,693	451	148	210	1,252	5,754
Additions	435	-	115	-	316	866
Disposals	(619)	(6)	(148)	(149)	(41)	(963)
As of December 31, 2021	3,509	445	115	61	1,527	5,657

Accumulated depreciation:

As of January 1, 2021	2,232	186	62	95	864	3,439
Additions	793	62	8	27	324	1,214
Disposals	(575)	(2)	(66)	(65)	(41)	(749)
As of December 31, 2021	2,450	246	4	57	1,147	3,904

Net Book Value:
As of December 31, 2021	1,059	199	111	4	380	1,753

*	See also Note 15 – Leases

	Computers and electronic equipment	Furniture and equipment	Vehicles	Leasehold Improvements	Right of use assets	Total
Cost:

As of January 1, 2020	6,884	419	148	211	1,144	8,806
Additions	465	42	-	-	264	771
Disposals	(3,656)	(10)	-	(1)	(156)	(3,823)
As of December 31, 2020	3,693	451	148	210	1,252	5,754

Accumulated depreciation:

As of January 1, 2020	4,625	131	38	72	459	5,325
Additions	738	59	24	23	514	1,358
Disposals	(3,131)	(4)	-	-	(109)	(3,244)
As of December 31, 2020	2,232	186	62	95	864	3,439

Net Book Value:
As of December 31, 2020	1,461	265	86	115	388	2,315